Royce ISI Prospectus | Royce European Smaller-Companies Fund
Royce European Smaller-Companies Fund
Investment Goal
Royce European Smaller-Companies Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce European Smaller-Companies Fund	Investment Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce European Smaller-Companies Fund		Investment Class	Service Class
Management fees		1.25%	1.25%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.76%	0.76%
Acquired fund fees and expenses		0.01%	0.01%
Total annual Fund operating expenses		2.02%	2.27%
Fee waivers and/or expense reimbursements	[1]	(0.57%)	(0.57%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[2]	1.45%	1.70%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.44% and 1.69%, respectively, through April 30, 2015 and at or below 1.74% and 1.99%, respectively, through April 30, 2024.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because the highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce European Smaller-Companies Fund (USD $)	Investment Class	Service Class
1 Year	148	173
3 Years	522	598
5 Years	921	1,050
10 Years	2,038	2,303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small- and mid-cap companies headquartered in Europe with stock market capitalizations up to $5 billion. Royce invests the Fund’s assets in companies trading below its estimate of their current worth that also have strong balance sheets, other business strengths, and/or strong business prospects. Royce also considers companies with the potential for improvement in cash flow levels and internal rates of return.
     Normally, the Fund invests at least 80% of its net assets in the equity securities of companies that are headquartered in Europe with market capitalizations up to $5 billion at the time of investment. From time to time, a substantial portion of the Fund’s assets may be invested in European companies headquartered in a single country. No more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries.” Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.
     In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce European Smaller-Companies Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
     The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2013 the Fund held less than 100 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Service Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Europe Small Cap Index, the Fund’s benchmark index. Because the Investment Class had not yet commenced operations as of December 31, 2013, all performance information is for the Service Class. The returns will differ only to the extent that the Classes have different expenses because each Class invests in the same portfolio of securities.
     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 34.11% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -28.83% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/13)
Average Annual Returns Royce ISI Prospectus Royce European Smaller-Companies Fund	1 Year	5 Years	Since Inception	Inception Date
Service Class	20.83%	20.51%	4.73%	Dec. 29, 2006
After Taxes on Distributions Service Class	20.58%	20.28%	4.48%
After Taxes on Distributions and Sale of Fund Shares Service Class	11.99%	16.85%	3.71%
Russell Europe Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	36.55%	21.17%	2.60%	Dec. 29, 2006